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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-21160

                      Morgan Stanley Fundamental Value Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY FUNDAMENTAL VALUE FUND
PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

NUMBER OF
  SHARES                                                                VALUE
---------                                                          -------------
            COMMON STOCKS (89.1%)
            Aerospace & Defense (2.8%)
   20,540   Northrop Grumman Corp.                                 $  1,315,792
   34,600   Raytheon Co.                                              1,542,122
                                                                   ------------
                                                                      2,857,914
                                                                   ------------
            Beverages: Non-Alcoholic (1.8%)
   43,200   Coca-Cola Co. (The)                                       1,858,464
                                                                   ------------
            Broadcasting (2.3%)
   76,180   Clear Channel Communications, Inc.                        2,357,771
                                                                   ------------
            Chemicals: Major Diversified (3.5%)
   76,380   Bayer AG (ADR) (Germany)                                  3,506,606
                                                                   ------------
            Computer Processing Hardware (1.3%)
   42,900   Hewlett-Packard Co.                                       1,359,072
                                                                   ------------
            Department Stores (0.9%)
   15,600   Kohl's Corp. *                                              922,272
                                                                   ------------
            Discount Stores (1.7%)
   36,000   Wal-Mart Stores, Inc.                                     1,734,120
                                                                   ------------
            Electric Utilities (3.9%)
   31,080   Entergy Corp.                                             2,198,910
   33,400   FirstEnergy Corp.                                         1,810,614
                                                                   ------------
                                                                      4,009,524
                                                                   ------------
            Finance/Rental/Leasing (1.9%)
   33,470   Freddie Mac                                               1,908,125
                                                                   ------------
            Financial Conglomerates (7.7%)
   58,180   Citigroup, Inc.                                           2,806,603
   87,744   JPMorgan Chase & Co.                                      3,685,248
   23,800   State Street Corp.                                        1,382,542
                                                                   ------------
                                                                      7,874,393
                                                                   ------------
            Food: Major Diversified (2.2%)
   98,950   Unilever N.V. (NY Registered Shares)
            (Netherlands)                                             2,231,323
                                                                   ------------
            Food: Specialty/Candy (1.2%)
   30,550   Cadbury Schweppes PLC (ADR) (United Kingdom)              1,185,951
                                                                   ------------
            Industrial Conglomerates (4.4%)
   83,240   General Electric Co.                                      2,743,590
   20,200   Siemens AG (ADR) (Germany)                                1,753,764
                                                                   ------------
                                                                      4,497,354
                                                                   ------------

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
            Insurance Brokers/Services (1.7%)
   63,900   Marsh & McLennan Companies, Inc.                          1,718,271
                                                                   ------------
            Integrated Oil (5.3%)
   21,420   BP PLC (ADR) (United Kingdom)                             1,491,046
   33,580   ConocoPhillips                                            2,200,497
   25,480   Royal Dutch Shell PLC (ADR) (Class A)
            (Netherlands) *                                           1,706,650
                                                                   ------------
                                                                      5,398,193
                                                                   ------------
            Investment Banks/Brokers (5.3%)
   45,210   Merrill Lynch & Co., Inc.                                 3,144,808
  143,200   Schwab (Charles) Corp. (The)                              2,288,336
                                                                   ------------
                                                                      5,433,144
                                                                   ------------
            Major Banks (2.1%)
   44,980   Bank of America Corp.                                     2,163,538
                                                                   ------------
            Major Telecommunications (3.9%)
    5,079   EMBARQ CORP                                                 208,188
  101,580   Sprint Nextel Corp.                                       2,030,584
   52,360   Verizon Communications Inc.                               1,753,536
                                                                   ------------
                                                                      3,992,308
                                                                   ------------
            Managed Health Care (0.6%)
    6,000   CIGNA Corp.                                                 591,060
                                                                   ------------
            Media Conglomerates (4.9%)
   71,980   Disney (Walt) Co. (The)                                   2,159,400
  160,680   Time Warner, Inc.                                         2,779,764
                                                                   ------------
                                                                      4,939,164
                                                                   ------------
            Medical-Drugs (2.4%)
   16,510   Glaxosmithkline Plc (ADR) (United Kingdom)                  921,258
   12,100   Sanofi-Aventis (ADR) (France)                               589,270
   20,340   Wyeth Inc.                                                  903,299
                                                                   ------------
                                                                      2,413,827
                                                                   ------------
            Motor Vehicles (1.1%)
   35,590   Honda Motor Co., Ltd. (ADR) (Japan)                       1,132,474
                                                                   ------------
            Oilfield Services/Equipment (1.6%)
   24,120   Schlumberger Ltd. (Netherlands Antilles)                  1,570,453
                                                                   ------------
            Packaged Software (1.3%)
   87,000   Symantec Corp. *                                          1,351,980
                                                                   ------------
            Pharmaceuticals: Major (12.9%)
   56,700   Abbott Laboratories                                       2,472,687
   97,780   Bristol-Myers Squibb Co.                                  2,528,591
   39,900   Lilly (Eli) & Co.                                         2,205,273
   52,200   Pfizer, Inc.                                              1,225,134
   29,580   Roche Holdings Ltd. (ADR) (Switzerland)                   2,456,619
  116,920   Schering-Plough Corp.                                     2,224,988
                                                                   ------------
                                                                     13,113,292
                                                                   ------------
            Precious Metals (1.6%)
   30,500   Newmont Mining Corp.                                      1,614,365
                                                                   ------------

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
            Property - Casualty Insurers (3.7%)
   37,480   Chubb Corp. (The)                                         1,870,252
   43,259   St. Paul Travelers Companies, Inc. (The)                  1,928,486
                                                                   ------------
                                                                      3,798,738
                                                                   ------------
            Semiconductors (2.0%)
   37,900   Intel Corp.                                                 718,205
   86,775   Micron Technology, Inc. *                                 1,306,832
                                                                   ------------
                                                                      2,025,037
                                                                   ------------
            Specialty Insurance (2.0%)
   15,000   MGIC Investment Corp.                                       975,000
   22,800   PMI Group, Inc. (The)                                     1,016,424
                                                                   ------------
                                                                      1,991,424
                                                                   ------------
            Tobacco (1.1%)
   15,530   Altria Group, Inc.                                        1,140,368
                                                                   ------------
            TOTAL COMMON STOCKS
               (Cost $75,107,387)                                    90,690,525
                                                                   ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            CONVERTIBLE BONDS (7.2%)
            Aerospace & Defense (0.3%)
 $    354   L-3 Communications Corp. - 144A** 3.00% due
            08/01/35                                                    346,920
                                                                   ------------
            Biotechnology (0.5%)
      500   Amgen Inc. - 144A** 0.375% due 02/01/13                     466,875
                                                                   ------------
            Electric Utilities (0.2%)
       62   PG&E Corp. 9.50% due 06/30/10                               177,088
                                                                   ------------
            Financial Conglomerates (0.2%)
      210   Conseco, Inc. - 144A** 3.50% due 09/30/35                   224,175
                                                                   ------------
            Food Retail (0.2%)
      560   Supervalu, Inc. 0.00% due 11/02/31                          187,600
                                                                   ------------
            Hospital/Nursing Management (0.3%)
      282   Manor Care Inc. - 144A** 2.125% due 08/01/35                317,250
                                                                   ------------
            Information Technology Services (0.3%)
      300   Level 3 Communications, Inc. 2.875% due
            07/15/10                                                    273,000
                                                                   ------------
            Internet Retail (0.9%)
    1,000   Amazon.com, Inc. 4.75% due 02/01/09                         963,750
                                                                   ------------
            Investment Banks/Brokers (0.4%)
      430   Goldman Sachs Group Inc. - 144A ** 2.00% due
            06/29/13                                                    427,785
                                                                   ------------
            Medical Specialties (0.4%)
      400   Medtronic, Inc. (Series B) 1.25% due 09/15/21               398,500
                                                                   ------------

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
            Packaged Software (0.3%)
      278   Symantec Corp - 144A** 0.75 due 06/15/11                    272,440
       18   Symantec Corp - 144A** 1.00 due 06/15/13                     17,550
                                                                   ------------
                                                                        289,990
                                                                   ------------
            Semiconductors (0.2%)
       19   Intel Corp. - 144A** 2.95% due 12/15/35                      16,079
      161   Intel Corp. - 144A** 2.95% due 12/15/35                     136,246
                                                                   ------------
                                                                        152,325
                                                                   ------------
            Services to the Health Industry (0.4%)
      469   Omnicare, Inc. (Series OCR) 3.25% due
            12/15/35                                                    427,376
                                                                   ------------
            Specialty Telecommunications (0.7%)
      467   QWEST Communications International, Inc.
            3.50% due 11/15/25                                          709,840
                                                                   ------------
            Telecommunication Equipment (1.9%)
    2,045   Nortel Networks Corp. (Canada) 4.25% due
            09/01/08                                                  1,937,638
                                                                   ------------
            TOTAL CONVERTIBLE BONDS
              (Cost $7,176,490)                                       7,300,112
                                                                   ------------

NUMBER OF
  SHARES
---------
            CONVERTIBLE PREFERRED STOCKS (3.8%)
            Electric Utilities (1.8%)
   56,500   Centerpoint Energy Inc. $1.165                            1,891,846
                                                                   ------------
            Financial Conglomerates (0.1%)
    3,500   Conseco Inc. $1.375                                          97,370
                                                                   ------------
            Integrated Oil (1.2%)
    9,000   Hess Corp.                                                1,194,300
                                                                   ------------
            Services to the Health Industry (0.2%)
      250   Healthsouth Corp.                                           219,500
                                                                   ------------
            Telecommunication Equipment (0.5%)
      500   Lucent Technologies Capital Trust I $77.50                  507,500
                                                                   ------------
            TOTAL CONVERTIBLE PREFERRED STOCKS
                  (Cost $2,844,746)                                   3,910,516
                                                                   ------------

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
PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (2.1%)
            REPURCHASE AGREEMENT
 $  2,158   Joint repurchase agreement account
               5.215% due 07/03/06 (dated 06/30/06;
               proceeds $2,158,938) (a)
               (Cost $2,158,000)                                      2,158,000
                                                                   ------------
            TOTAL INVESTMENTS
              (Cost $87,286,623) (b)                       102.2%   104,059,153
            LIABILITIES IN EXCESS OF OTHER ASSETS           (2.2)    (2,235,229)
                                                           -----   ------------
            NET ASSETS                                     100.0%  $101,823,924
                                                           =====   ============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

**   Resale is restricted to qualified institutional investors.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $19,303,183 and the aggregate gross unrealized depreciation is $2,530,653, resulting in net unrealized appreciation of $16,772,530.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Fundamental Value Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
August 10, 2006


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